PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	$ 821	$ 706
Additions	200	318
Disposals	(12)	(28)
Depreciation charge for the year	(155)	(146)
Divestment and reclassification as held for sale	(7)
Impairment	(1)
Impairment reversal	1	2
Transfers	(10)	0
Modifications and reassessments	84	29
Translation adjustment	(60)	(60)
Right-of-use assets at end of period	861	821
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	1,370
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(509)
Telecommunication equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	747	661
Additions	167	271
Disposals	(8)	(25)
Depreciation charge for the year	(133)	(131)
Divestment and reclassification as held for sale	(4)
Impairment	(1)
Impairment reversal	1	2
Transfers	(9)	1
Modifications and reassessments	69	25
Translation adjustment	(53)	(57)
Right-of-use assets at end of period	776	747
Telecommunication equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	1,234
Telecommunication equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(458)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	61	44
Additions	23	32
Disposals	(4)	(3)
Depreciation charge for the year	(17)	(13)
Divestment and reclassification as held for sale	(3)
Impairment	0
Impairment reversal	0	0
Transfers	(1)	(1)
Modifications and reassessments	15	5
Translation adjustment	(6)	(3)
Right-of-use assets at end of period	68	61
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	111
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(43)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	13	1
Additions	10	15
Disposals	0	0
Depreciation charge for the year	(5)	(2)
Divestment and reclassification as held for sale	0
Impairment	0
Impairment reversal	0	0
Transfers	0	0
Modifications and reassessments	0	(1)
Translation adjustment	(1)	0
Right-of-use assets at end of period	17	$ 13
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	25
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	$ (8)